Other Long-Term Financial Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Long Term Financial Assets [Abstract]
Long-term receivables	$ 18,932	$ 12,170
Security deposits	5,977	9,789
Derivative assets (Note 28)	32,821	33,796
Other long-term financial assets	$ 57,730	$ 55,755